Note D - Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	201 7	201 6
Residential real estate	$309,163	$286,022
Commercial real estate:
Owner-occupied	73,573	77,605
Nonowner-occupied	101,571	90,532
Construction	38,302	45,870
Commercial and industrial	107,089	100,589
Consumer:
Automobile	68,626	59,772
Home equity	21,431	20,861
Other	49,564	53,650
	769,319	734,901
Less: Allowance for loan losses	(7,499)	(7,699)

Loans, net	$761,820	$727,202

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
December 31, 201 7	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$939	$4,315	$907	$1,538	$7,699
Provision for loan losses	1,016	(632)	658	1,522	2,564
Loans charged off	(745)	(1,067)	(627)	(1,642)	(4,081)
Recoveries	260	362	86	609	1,317
Total ending allowance balance	$1,470	$2,978	$1,024	$2,027	$7,499
December 31, 201 6	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,087	$1,959	$2,589	$1,013	$6,648
Provision for loan losses	(63)	2,287	(1,112)	1,714	2,826
Loans charged off	(384)	(63)	(586)	(2,170)	(3,203)
Recoveries	299	132	16	981	1,428
Total ending allowance balance	$939	$4,315	$907	$1,538	$7,699
December 31, 201 5	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1, 426	$4 ,195	$1, 602	$1,111	$8 ,334
Provision for loan losses	103	(469)	777	679	1 ,090
Loans charged off	(828)	(1,971)	(24)	(1, 428)	(4,251)
Recoveries	38 6	204	234	651	1, 475
Total ending allowance balance	$1, 087	$1 ,959	$2 ,589	$1, 013	$6 ,648

Allowance For Loan Losses And The Recorded Investment Of Loans [Table Text Block]
December 31, 201 7	Residential Real Estate		Commercial Real Estate	Commercial & Industrial		Consumer		Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$94	$	----	$	----	$94
Collectively evaluated for impairment		1,470	2,884		1,024		2,027	7,405
Total ending allowance balance		$1,470	$2,978		$1,024		$2,027	$7,499

Loans:
Loans individually evaluated for impairment		$1,420	$7,333		$9,154		$201	$18,108
Loans collectively evaluated for impairment		307,743	206,113		97,935		139,420	751,211
Total ending loans balance		$309,163	$213,446		$107,089		$139,621	$769,319
December 31, 201 6	Residential Real Estate		Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$2,535	$241	$205	$2,981
Collectively evaluated for impairment		939	1,780	666	1,333	4,718
Total ending allowance balance		$939	$4,315	$907	$1,538	$7,699

Loans:
Loans individually evaluated for impairment		$717	$13,111	$8,465	$416	$22,709
Loans collectively evaluated for impairment		285,305	200,896	92,124	133,867	712,192
Total ending loans balance		$286,022	$214,007	$100,589	$134,283	$734,901

Schedule of Loans Individually Evaluated for Impairment [Table Text Block]
December 31, 201 7	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Nonowner-occupied	$372	$372	$94	$378	$17	$17

With no related allowance recorded:
Residential real estate	1,420	1,420	----	851	66	66
Commercial real estate:
Owner-occupied	3,427	3,427	----	2,456	184	184
Nonowner-occupied	4,989	3,534	----	3,521	81	81
Construction	352	----	----	----	19	19
Commercial and industrial	9,154	9,154	----	8,544	481	481
Consumer:
Home equity	203	201	----	208	7	7

Total	$19,917	$18,108	$94	$15,958	$855	$855
December 31, 201 6	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Owner-occupied	$5,477	$5,477	$2,435	$3,185	$300	$300
Nonowner-occupied	384	384	100	390	19	19
Commercial and industrial	392	392	241	391	----	----
Consumer:
Home equity	416	416	205	421	21	21

With no related allowance recorded:
Residential real estate	717	717	----	726	31	31
Commercial real estate:
Owner-occupied	3,638	3,091	----	3,005	178	178
Nonowner-occupied	5,078	3,632	----	3,572	79	79
Construction	1,001	527	----	522	136	136
Commercial and industrial	8,073	8,073	----	7,681	381	381

Total	$25,176	$22,709	$2,981	$19,893	$1,145	$1,145
December 31, 201 5	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Owner-occupied	$204	$204	$204	$204	$13	$13
Nonowner-occupied	396	396	107	402	75	75
Commercial and industrial	4,355	4,355	1,850	3,545	149	149
Consumer:
Home equity	218	218	3	219	8	8

With no related allowance recorded:
Residential real estate	1,001	1,001	----	809	45	45
Commercial real estate:
Owner-occupied	3,812	3,265	----	2,747	181	181
Nonowner-occupied	5,178	2,773	----	3,439	49	49
Construction	680	680	----	544	----	----
Commercial and industrial	4,336	4,336	----	3,985	180	180

Total	$20,180	$17,228	$2,164	$15,894	$700	$700

Schedule of Recorded Investment In Nonaccrual Loans [Table Text Block]
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 201 7
Residential real e state	$131	$5,906
Commercial real estate:
Owner-occupied	----	476
Nonowner-occupied	----	2,454
Construction	----	444
Commercial and industrial	----	337
Consumer:
Automobile	127	86
Home equity	----	283
Other	76	126
Total	$334	$10,112
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 201 6
Residential real e state	$132	$3,445
Commercial real estate:
Owner-occupied	28	1,571
Nonowner-occupied	----	2,506
Construction	----	527
Commercial and industrial	----	867
Consumer:
Automobile	121	5
Home equity	----	34
Other	46	6
Total	$327	$8,961

Past Due Financing Receivables [Table Text Block]
December 31, 201 7	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$5,383	$671	$1,673	$7,727	$301,436	$309,163
Commercial real estate:
Owner-occupied	194	161	160	515	73,058	73,573
Nonowner-occupied	140	----	2,238	2,378	99,193	101,571
Construction	----	----	169	169	38,133	38,302
Commercial and industrial	303	243	191	737	106,352	107,089
Consumer:
Automobile	1,257	346	151	1,754	66,872	68,626
Home equity	90	272	27	389	21,042	21,431
Other	865	218	76	1,159	48,405	49,564

Total	$8,232	$1,911	$4,685	$14,828	$754,491	$769,319
December 31, 201 6	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,728	$953	$2,201	$6,882	$279,140	$286,022
Commercial real estate:
Owner-occupied	134	366	1,325	1,825	75,780	77,605
Nonowner-occupied	261	18	2,506	2,785	87,747	90,532
Construction	66	52	182	300	45,570	45,870
Commercial and industrial	1,283	483	800	2,566	98,023	100,589
Consumer:
Automobile	1,091	221	126	1,438	58,334	59,772
Home equity	349	45	----	394	20,467	20,861
Other	685	155	46	886	52,764	53,650

Total	$7,597	$2,293	$7,186	$17,076	$717,825	$734,901

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	TDR ’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR ’s
December 31, 201 7
Residential real estate :
Interest only payments	$697	$	----	$697
Commercial real estate:
Owner-occupied
Interest only payments	997		----	997
Reduction of principal and interest payments	554		----	554
Maturity extension at lower stated rate than market rate	1,466		----	1,466
Credit extension at lower stated rate than market rate	410			410
Nonowner-occupied
Interest only payments	560		1,961	2,521
Rate reduction	372		----	372
Credit extension at lower stated rate than market rate	570		----	570
Commercial and industrial
Interest only payments	9,154		----	9,154
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	----		201	201
Total TDR ’s	$14,780		$2,162	$16,942
	TDR ’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR ’s
December 31, 201 6
Residential real estate :
Interest only payments	$717	$	----	$717
Commercial real estate:
Owner-occupied
Interest only payments	284		----	284
Rate reduction	----		232	232
Reduction of principal and interest payments	579		----	579
Maturity extension at lower stated rate than market rate	1,582		----	1,582
Nonowner-occupied
Interest only payments	600		2,210	2,810
Rate reduction	384		----	384
Credit extension at lower stated rate than market rate	574		----	574
Commercial and industrial
Interest only payments	8,074		----	8,074
Credit extension at lower stated rate than market rate	----		391	391
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	213		----	213
Credit extension at lower stated rate than market rate	203		----	203
Total TDR ’s	$13,210		$2,833	$16,043

Troubled Debt Restructurings on Financing Receivables Pre And Post Modification [Table Text Block]
		TDR ’s Performing to Modified Terms		TDR ’s Not Performing to Modified Terms
	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment		Post-Modification Recorded Investment
December 31, 201 7
Commercial real estate:
O wner-occupied
Interest only payments	1	$997	$997	$	----	$	----
Credit extension at lower stated rate than market rate	1	412	412		----		----

Total TDR ’s	2	$1,409	$1,409	$	----	$	----
		TDR ’s Performing to Modified Terms				TDR ’s Not Performing to Modified Terms
	Number of Loans	Pre-Modification Recorded Investment		Post-Modification Recorded Investment		Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 201 6
Commercial real estate:
Nono wner-occupied
Interest only payments	1	$	----	$	----	$226	$226
Credit extension at lower stated rate than market rate	1		574		574	----	----

Total TDR ’s	2		$574		$574	$226	$226

Financing Receivable Credit Quality Indicators [Table Text Block]
December 31, 201 7	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$64,993	$934	$7,646	$73,573
Nonowner-occupied	93,197	3,776	4,598	101,571
Construction	37,735	156	411	38,302
Commercial and industrial	91,097	6,058	9,934	107,089
Total	$287,022	$10,924	$22,589	$320,535
December 31, 201 6	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$66,495	$428	$10,682	$77,605
Nonowner-occupied	83,103	2,364	5,065	90,532
Construction	45,325	----	545	45,870
Commercial and industrial	94,091	188	6,310	100,589
Total	$289,014	$2,980	$22,602	$314,596

Performing and Nonperforming Loans [Table Text Block]
	Consumer
December 31, 201 7	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$68,413	$21,148	$49,362	$303,126	$442,049
Nonperforming	213	283	202	6,037	6,735
Total	$68,626	$21,431	$49,564	$309,163	$448,784
	Consumer
December 31, 201 6	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$59,646	$20,827	$53,598	$282,445	$416,516
Nonperforming	126	34	52	3,577	3,789
Total	$59,772	$20,861	$53,650	$286,022	$420,305